Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, the table below summarizes the relationship between executive compensation actually paid to the Principal Executive Officer (“PEO”) and the Non-PEO Named Executive Officers (“Non-PEO NEOs”) and certain financial performance measures for fiscal years 2021, 2022, 2023, 2024 and 2025. For additional information about our performance-based pay philosophy and how we align executive compensation with Cars.com performance, refer to the Compensation Discussion and Analysis section.
The financial performance measures used are Cars.com’s total stockholder return (“TSR”), the peer group TSR, and Cars.com’s Net Income, each of which are required financial performance measures under SEC rules. The SEC rules also require that Cars.com select its most important other financial performance measure(s) used to link the compensation actually paid to these officers to Cars.com’s performance, which are Revenue and Adjusted EBITDA, as reflected in the table below.

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(1) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(2) ($)	Average Compensation Actually Paid to Non-PEO NEOs(2) ($)	Total Stockholder Return ($)	Peer Group Total Stockholder Return ($)	Net Income (in millions)	Company Selected Measure: Revenue (in millions)	Supplemental Measure: Adjusted EBITDA (in millions)
(a)	(b)	(c)(3)	(d)	(e)(3)	(f)(4)	(g)(5)	(h)	(i)	(j)(6)
2025	7,427,054	(483,170)	2,466,484	1,495,964	107.96	138.27	20.1	723.2	211.1
2024	9,531,072	2,060,308	2,078,793	689,600	153.36	115.41	48.2	719.2	209.7
2023	7,183,222	6,335,320	2,314,736	837,391	167.88	86.60	118.4	689.2	194.9
2022	6,369,207	(2,374,194)	1,772,123	476,515	121.86	59.35	17.2	653.9	186.7
2021	6,985,255	9,155,724	2,034,898	3,000,169	142.39	97.88	10.8	623.7	189.2

(1)	Alex Vetter served as our PEO for the full year for each of 2025, 2024, 2023, 2022 and 2021.
(2)
For 2025, our Non-PEO NEOs included Tobias Hartmann, Sonia Jain, Lisa Gosselin, Angelique Strong Marks, Doug Miller and Matthew Crawford. For 2024, our Non-PEO NEOs included Sonia Jain, Doug Miller, Angelique Strong Marks and Matthew Crawford. For 2023, our Non-PEO NEOs included Sonia Jain, Doug Miller and Angelique Strong Marks. For 2022, our Non-PEO NEOs included Sonia Jain, Jandy Tomy, Doug Miller, Angelique Strong Marks and Jim Rogers. For 2021, our Non-PEO NEOs included Sonia Jain, Doug Miller and Jim Rogers.

(3)
Compensation Actually Paid (“CAP”) has been calculated based on the requirements and methodology set forth in the applicable SEC rules (Item 402(v) of Regulation S-K). The CAP calculation includes the end-of-year value of awards granted within the fiscal year, the change in fair value from prior year end of vested awards and the change in the fair value of unvested awards granted in prior years, regardless of if, when or at which intrinsic value they will actually vest. To calculate CAP the following amounts were deducted from and added to the total compensation number shown in the Summary Compensation Table (“SCT”) for 2025:

PEO SCT Total to CAP Reconciliation

2025
Summary Compensation Table Total for PEO (column (b))	$7,427,054
Subtract amounts reported under the “Stock Awards” column in the SCT	($6,000,001)
Subtract amounts reported under the “Option Awards” column in the SCT	$0
Add the year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end	$6,280,929
Add/(Subtract) year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	($7,021,357)
Add/(Subtract) year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	($1,169,795)
Compensation Actually Paid to PEO (column (c))	$(483,170)

Average Non-PEO NEO SCT Total to CAP Reconciliation

2025
Summary Compensation Table Total for Non-PEO NEOs (column (d))	$2,466,484
Subtract amounts reported under the “Stock Awards” column in the SCT	($1,781,381)
Add the year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end	$1,654,254
Add/(Subtract) year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	($405,375)
Add/(Subtract) year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	($169,448)
Subtract fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	($268,570)
Average Compensation Actually Paid to Non-PEO NEOs (column (e))	$1,495,964

(4)	Reflects cumulative Total Shareholder Return (TSR). It shows the growth of a $100 investment on December 31, 2020 in Cars.com Common Stock.
(5)
Peer Group TSR reflects the TSR of the Research Data Group’s (“RDG”) Internet Composite Index, the industry index peer group reported in our Cumulative Stockholder Return Graph in the 2025 Annual Report on Form 10-K.

(6)
Cars.com defines Adjusted EBITDA as net income (loss) before (1) interest expense, net, (2) income tax (benefit) expense, (3) depreciation, (4) amortization of intangible assets, (5) stock-based compensation expense, (6) unrealized mark-to-market adjustments and cash transactions related to derivative instruments, (7) unrealized foreign currency exchange gains and losses, and (8) certain other items, such as transaction-related items, severance, transformation and other exit costs and write-off and impairments of goodwill, intangible assets and other long-lived assets.

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote
(1)	Alex Vetter served as our PEO for the full year for each of 2025, 2024, 2023, 2022 and 2021.
(2)
For 2025, our Non-PEO NEOs included Tobias Hartmann, Sonia Jain, Lisa Gosselin, Angelique Strong Marks, Doug Miller and Matthew Crawford. For 2024, our Non-PEO NEOs included Sonia Jain, Doug Miller, Angelique Strong Marks and Matthew Crawford. For 2023, our Non-PEO NEOs included Sonia Jain, Doug Miller and Angelique Strong Marks. For 2022, our Non-PEO NEOs included Sonia Jain, Jandy Tomy, Doug Miller, Angelique Strong Marks and Jim Rogers. For 2021, our Non-PEO NEOs included Sonia Jain, Doug Miller and Jim Rogers.

Peer Group Issuers, Footnote
(5)
Peer Group TSR reflects the TSR of the Research Data Group’s (“RDG”) Internet Composite Index, the industry index peer group reported in our Cumulative Stockholder Return Graph in the 2025 Annual Report on Form 10-K.

PEO Total Compensation Amount	$ 7,427,054	$ 9,531,072	$ 7,183,222	$ 6,369,207	$ 6,985,255
PEO Actually Paid Compensation Amount	$ (483,170)	2,060,308	6,335,320	(2,374,194)	9,155,724
Adjustment To PEO Compensation, Footnote
(3)
Compensation Actually Paid (“CAP”) has been calculated based on the requirements and methodology set forth in the applicable SEC rules (Item 402(v) of Regulation S-K). The CAP calculation includes the end-of-year value of awards granted within the fiscal year, the change in fair value from prior year end of vested awards and the change in the fair value of unvested awards granted in prior years, regardless of if, when or at which intrinsic value they will actually vest. To calculate CAP the following amounts were deducted from and added to the total compensation number shown in the Summary Compensation Table (“SCT”) for 2025:

PEO SCT Total to CAP Reconciliation

2025
Summary Compensation Table Total for PEO (column (b))	$7,427,054
Subtract amounts reported under the “Stock Awards” column in the SCT	($6,000,001)
Subtract amounts reported under the “Option Awards” column in the SCT	$0
Add the year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end	$6,280,929
Add/(Subtract) year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	($7,021,357)
Add/(Subtract) year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	($1,169,795)
Compensation Actually Paid to PEO (column (c))	$(483,170)

Non-PEO NEO Average Total Compensation Amount	$ 2,466,484	2,078,793	2,314,736	1,772,123	2,034,898
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,495,964	689,600	837,391	476,515	3,000,169
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Compensation Actually Paid (“CAP”) has been calculated based on the requirements and methodology set forth in the applicable SEC rules (Item 402(v) of Regulation S-K). The CAP calculation includes the end-of-year value of awards granted within the fiscal year, the change in fair value from prior year end of vested awards and the change in the fair value of unvested awards granted in prior years, regardless of if, when or at which intrinsic value they will actually vest. To calculate CAP the following amounts were deducted from and added to the total compensation number shown in the Summary Compensation Table (“SCT”) for 2025:

Average Non-PEO NEO SCT Total to CAP Reconciliation

2025
Summary Compensation Table Total for Non-PEO NEOs (column (d))	$2,466,484
Subtract amounts reported under the “Stock Awards” column in the SCT	($1,781,381)
Add the year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end	$1,654,254
Add/(Subtract) year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	($405,375)
Add/(Subtract) year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	($169,448)
Subtract fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	($268,570)
Average Compensation Actually Paid to Non-PEO NEOs (column (e))	$1,495,964

Compensation Actually Paid vs. Total Shareholder Return	The following table illustrates the value of compensation actually paid to our PEO and Non-PEO NEOs (expressed as an average) and Total Shareholder Return and Peer Group Total Shareholder Return.
Compensation Actually Paid vs. Net Income	The following table illustrates the value of compensation actually paid to our PEO and Non-PEO NEOs (expressed as an average) and Net Income.
Compensation Actually Paid vs. Company Selected Measure	The following table illustrates the value of compensation actually paid to our PEO and Non-PEO NEOs (expressed as an average) and Revenue.
Total Shareholder Return Vs Peer Group	The following table illustrates the value of compensation actually paid to our PEO and Non-PEO NEOs (expressed as an average) and Total Shareholder Return and Peer Group Total Shareholder Return.
Tabular List, Table
Tabular List of Most Important Performance Measures
The items listed below represent the most important performance measures we use to link compensation actually paid to our NEOs in 2025 to our performance.

Revenue
Adjusted EBITDA
Stock Price

Total Shareholder Return Amount	$ 107.96	153.36	167.88	121.86	142.39
Peer Group Total Shareholder Return Amount	138.27	115.41	86.6	59.35	97.88
Net Income (Loss)	$ 20,100,000	$ 48,200,000	$ 118,400,000	$ 17,200,000	$ 10,800,000
Company Selected Measure Amount	723,200,000	719,200,000	689,200,000	653,900,000	623,700,000
PEO Name	Alex Vetter	Alex Vetter	Alex Vetter	Alex Vetter	Alex Vetter
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure	The following table illustrates the value of compensation actually paid to our PEO and Non-PEO NEOs (expressed as an average) and Adjusted EBITDA.
Other Performance Measure, Amount	211,100,000	209,700,000	194,900,000	186,700,000	189,200,000
Name	Adjusted EBITDA
Non-GAAP Measure Description
(6)
Cars.com defines Adjusted EBITDA as net income (loss) before (1) interest expense, net, (2) income tax (benefit) expense, (3) depreciation, (4) amortization of intangible assets, (5) stock-based compensation expense, (6) unrealized mark-to-market adjustments and cash transactions related to derivative instruments, (7) unrealized foreign currency exchange gains and losses, and (8) certain other items, such as transaction-related items, severance, transformation and other exit costs and write-off and impairments of goodwill, intangible assets and other long-lived assets.

Measure:: 3
Pay vs Performance Disclosure
Name	Stock Price
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 6,280,929
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,021,357)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,169,795)
PEO | Amounts Reported under the “Stock Awards” Column in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,000,001)
PEO | Amounts Reported under the “Option Awards” Column in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,654,254
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(405,375)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(169,448)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(268,570)
Non-PEO NEO | Amounts Reported under the “Stock Awards” Column in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,781,381)